UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10123

The North Country Funds

(Exact name of Registrant as specified in charter)

250 Glen Street, Glens Falls, NY                            12801

(Address of principal executive offices)

(Zip code)

Emile Molineaux

             c/o Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

11/30

Date of reporting period: 5/31/08

Item 1.  Reports to Stockholders.

Investment Adviser

North Country Investment Advisers, Inc.

250 Glen Street

Glens Falls, NY 12801

Legal Counsel

Ropes & Gray

700 12th Street, N.W., Suite 900

Washington, D.C. 20005

Independent Registered Public

Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

Administrator and

Fund Accountant

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Custodian

Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Investor Information: (888) 350-2990

The North Country Funds

Equity Growth Fund

Intermediate Bond Fund

Semi-Annual Report

May 31, 2008

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the North Country Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

THE NORTH COUNTRY FUNDS

MAY 31, 2008

ECONOMIC SUMMARY

U.S. economic growth appears to have stalled.  The first quarter 2008 Gross Domestic Product (GDP) was revised upward from 0.6% to 0.9%.  With fourth quarter 2007 GDP growth of 0.6%, the U.S has had six consecutive months of anemic economic growth.  A minor pick up in growth may occur in the second quarter of 2008 as consumer spending may be prompted by a temporary injection of spending power from the fiscal stimulus package.  However, the U.S. consumer continues to face the headwinds of rising energy and food prices, rising unemployment, and lower home prices, which may limit home equity withdrawals.

Manufacturing, as measured by the Institute for Supply Management Manufacturing Survey, showed the factory sector did not grow in May, with a composite reading of 49.6. Readings above 50 denote expansion in activity, while readings below 50 denote contraction in activity.  The new orders index rose to 49.7 from 46.5 while the employment index rose modestly to 45.5 from April’s 45.4.  Overall, the results show a slow pace of contraction in the manufacturing sector.

Robust global growth and a weak dollar continue to support U.S. exports.  Falling interest rates and slowing U.S. growth has sent the dollar to new lows. While this is bad news for U.S. consumers, it is dramatically improving the competitiveness of U.S. products.  Strong improvements in foreign trade, helped by the huge cumulative decline in the dollar since 2002, are a crucial part of the economic story for 2008.

The Consumer Price Index (CPI) increased 0.2% in April and 3.9% on a year-over-year basis.  The core CPI, which excludes food and energy, edged up 0.2% in April, putting the year-over-year increase at 2.3%.  The Producer Price Index (PPI) for Finished Goods advanced 0.2% in April following gains of 0.3% and 0.2% in February and March respectively.  The PPI has risen at an annual rate of 6.5% on a year-over-year basis.  The core PPI, which excludes food and energy, rose 3.0% year-over-year.  Inflation is a lagging indicator and is expected to grow at a lesser rate as the effects of reduced demand trickle through the economy.  However, a weaker U.S. dollar and its negative impact on import and commodity prices, combined with higher food and energy prices, may keep the Fed vigilant regarding rising inflation expectations.

The Federal Reserve (Fed) lowered the federal funds target rate 25 basis points on April 30th to a three-year low of 2.00%.  The Federal Open Market Committee (FOMC) policy statement acknowledged, “Economic activity remains weak.”  This statement represents a Fed that is less pessimistic about growth, as the previous policy statement in March observed that “the outlook for economic activity has weakened further.”  The FOMC’s evaluation of the housing sector and financial market conditions did not change.  “Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”  The Fed stated that uncertainty about the inflation outlook remained high.  The closing paragraph of the statement contained the remark “substantial easing of monetary policy to date,” suggesting that the FOMC may prefer to wait and see the impact of the cumulative 325 basis points cut in the target rate and the other programs it has put in place since September of 2007.

After two quarters of weak economic growth, temporary support has arrived in the form of the fiscal stimulus package; however the housing correction may take longer to bottom as inventories remain high.  Consumer confidence has plummeted, and unemployment is expected to rise.  Real disposable income is under further pressure from sharp increases in gasoline and food costs.  Trade will likely provide ongoing, albeit limited, support to the economy as a result of the dollar’s decline.  The Fed is expected to pause in its campaign to lower interest rates for several months as concern over weakness in economic growth is countered with rising inflation expectations.  In 2009, economic growth may improve as the brunt of the housing and credit storm passes and the full effect of easier monetary policy is felt.

The Equity Growth Fund

For the six months and one year ended May 31, 2008 the North Country Equity Growth Fund had total returns of -4.18% and -4.02% versus the S&P 5001 at -4.47% and -6.70% respectively.  On an annualized basis, the three, five, and ten year total returns for the North Country Equity Growth Fund were 7.76%, 8.90%, and 5.67% versus the S&P 500 at 7.57%, 9.77%, and 4.21% respectively.

U.S. equity markets remain volatile, but as of May 31st, the S&P 500 Index rebounded 9.97% from the March 10th S&P 500 low of 1273.37.  However, the index is down 10.53% from the high of 1565.15 on October 9, 2007.  A more sustained rally may occur if the U.S. dollar was to stabilize or appreciate, the financial crisis was to abate, and the bottom in the housing market was to appear.  Also, the shedding of the speculative component in food and energy prices may be positive for equities.  Rising energy prices have had a negative effect on the U.S. equity market with volatile crude oil prices having an inverse relationship to equity prices.  Stability and recovery of the U.S. dollar, and a decreasing demand for energy may be expected to have a positive impact on equity prices.

In January 2008, we decided to reduce the weighting to the consumer discretionary and financial sectors further, as challenges to both sectors were not expected to diminish in the short-term.  Both remained underweight relative to the S&P 500.  At the same time, we increased the utilities sector to a marketweight from an underweight for the relative attractiveness of their dividend yields and the sector’s defensive characteristics.  In April, we raised the Utilities sector further to an overweight relative to the sector’s weighting in the S&P 500 as earnings for this sector were expected to be stable in an environment of uncertainty.

1 The S&P 500 is an unmanaged market capitalization-weighted index of common stocks.  You cannot invest directly in an index.

Our themes for 2008 focus on continuing global growth, a weaker, but less so, U.S. dollar, and relatively strong financial condition of corporations, outside the financial sector.  Those companies with greater exposure to the export markets may benefit from both the relative strength overseas in GDP and the weaker U.S. dollar.  Companies with strong balance sheets may take advantage of low cost financing and strong cash flow to shrink their share count, or make strategic acquisitions.

Our current strategy calls for both the financial and consumer discretionary sectors to remain underweight relative to the S&P 500.  The utilities sector is an overweight due to the relative attractiveness of their dividend yields and the sector’s defensive characteristics.  Earnings for this sector are expected to be stable in an environment of uncertainty.  The telecommunications sector is an overweight on the basis of continued consolidation in the sector, and its potential impact on pricing power, strong growth rates in wireless service and attractive dividend yields.  Another overweight is the industrials sector as those companies may benefit from a weaker U.S. dollar. The consumer staples sector remains a marketweight, a compromise between a classic defensive sector with international growth opportunities and concerns of rising costs and historically high valuations.  We also remain marketweight in healthcare, energy, materials, and information technology.

The Intermediate Bond Fund

Beginning with its September 18, 2007 meeting, the Federal Reserve Open Market Committee (FOMC) has aggressively reduced its Federal Funds Target Rate from 5.25% to 2.00% in response to concerns over economic growth, continuing weakness in the housing market, losses associated with sub-prime mortgage securities and financial market disruptions.

These unfolding challenges have resulted in a flight to quality marked by a widening of credit spreads in general and financial sector spreads in particular.  Notably, in the six month period ending May 31, 2008, U.S. Treasury Securities have been the best performing fixed income sector.

The Federal Reserve Open Market Committee (FOMC) is faced with the challenge of balancing the risks of an economic slow down and of inflation.  We believe that the FOMC will remain on hold awaiting the impact of its prior interest rate action; particularly given continued weakness in the U.S. Dollar and consequent import inflation.

Assuming a FOMC on hold and slowing economic growth leading to an eventual slackening of inflationary expectations, we anticipate that in time the yield curve’s positive slope will give way to a flattening yield curve once the FOMC begins to raise interest rates.  Consequently, we have extended our portfolio duration modestly beyond that of our benchmark, the Merrill Lynch Corporate/Government “A” rated or better 1-10 Year Index.

For some time, The North Country Intermediate Bond Fund has significantly underweighted U.S. Treasury securities in an effort to enhance the yield of the fund.  The recent flight to quality has negatively impacted the relative performance of the fund compared to our benchmark, the Merrill Lynch Corporate/Government “A” rated or better 1-10 Year Index.  However, we believe that Corporate and U.S. Government Agency Credit spreads, which had widened in the recent flight to quality, are attractive and afford an opportunity for enhanced yield as we believe U.S. Treasury securities are overvalued.

The North Country Intermediate Bond Fund has under performed its benchmark, the Merrill Lynch Corporate/Government “A” Rated or better 1-10 Year Index2, in the 3-month, 6-month, 1-year and 3-year periods ending May 31, 2008 due primarily to the narrowness of credit spreads relative to historical levels, the fund maintaining a lower than benchmark duration for the aforementioned time periods, and our determination to limit interest rate risk.

Equity Growth Fund:

Annual Fund Operating Expenses:      (As a Percentage of Net Assets)

Total Annual Operating Expenses:

   1.09%

Intermediate Bond Fund:

Annual Fund Operating Expenses:      (As a Percentage of Net Assets)

Total Annual Operating Expenses:

0.86%

Average Annual Total Returns as of March 31, 2008 (Latest Calendar Quarter)

	1 Year	5 Year	10 Year

North Country Equity Growth Fund	-4.44%	9.79%	4.76%

North Country Intermediate Bond Fund	6.01%	2.93%	4.62%

2 The Merrill Lynch Corporate/Government “A” rated or better 1-10 year index is based upon publicly issued intermediate corporate and government debt securities with maturities ranging between 1 and 10 years.  You cannot invest directly in an index.

Average Annual Total Returns as of May 31, 2008 (Fiscal First Half)

	1 Year	5 Year	10 Year

North Country Equity Growth Fund	-4.02%	8.90%	5.67%

North Country Intermediate Bond Fund	4.50%	2.14%	4.36%

Performance data quoted above is historical and is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The Fund’s investment adviser voluntarily agreed to reduce its fees and/or absorb expenses of the fund through November 30, 2008 to insure that the net annual fund operating expenses will not exceed 1.10% for both the Growth and the Bond Fund (before acquired fund fees and expenses).  Performance results shown reflect this fee waiver and recapture, without which results after February 28, 2001 could have been lower.  Please review the Fund’s prospectus for more detail on the expense waiver.  You can obtain performance data current to the most recent month-end by calling 1-888-350-2990.  Information provided is unaudited.

Investors should carefully consider the investment objectives, risks, charges and expenses of The North Country Funds. Other fees and expenses do apply to a continued investment in the fund. This and other information about The North Country Funds is contained in the prospectus, which can be obtained by calling 1-888-350-2990. The prospectus should be read carefully before investing. The North Country Funds are distributed by Northern Lights Distributors, LLC Member FINRA/SIPC.

The views expressed are as May 31, 2008 and are those of the adviser, North Country Investment Advisers, Inc.  The views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security market sector or the markets generally, or the North Country Funds.

Not FDIC insured.  Not obligations of or guaranteed by the bank.  May involve investment risks, including possible loss of the principal invested.

0715-NLD-7/15/2008

North Country Equity Growth Fund

Portfolio Summary (Unaudited)

May 31, 2008

Industries	% of Net Assets		% of Net Assets
Common Stock	93.61%	Diversified Financial Services	2.76%
Oil & Gas Services	9.83%	Industrial Gases	2.71%
Conglomerates	7.27%	Consumer Products	2.38%
Computer/Network Products	7.02%	Beverages	1.74%
Telecommunications	6.52%	Insurance	1.69%
Medical Equipment & Supplies	5.78%	Transportation	1.36%
Retail	5.55%	Semiconductors	1.04%
Medical-Drugs	5.14%	Electric Products	1.03%
Oil & Gas Producers	4.41%	Multimedia	0.95%
Aerospace/Defense	4.22%	Chemicals	0.81%
Investment Services	4.14%	Entertainment	0.77%
Software & Programming	4.11%	Apparel	0.75%
Electric Utilities	4.06%	Motorcycles	0.53%
Banks	3.72%	Money Market Funds	6.25%
Food	3.32%	Other Assets Less Liabilities	0.14%
		Total Net Assets	100.00%

Top Ten Holdings	% of Net Assets		% of Net Assets
National Oilwell Varco, Inc.	2.48%	Transocean, Inc.	1.97%
Corning, Inc.	2.37%	Baxter International, Inc.	1.91%
T. Rowe Price Group, Inc.	2.33%	Bank of New York Mellon Corp.	1.89%
Apple, Inc.	2.27%	Baker Hughes, Inc.	1.85%
AT&T, Inc.	2.05%	Cisco Systems, Inc.	1.85%

North Country Intermediate Bond Fund

Portfolio Summary (Unaudited)

May 31, 2008

Industries	% of Net Assets		% of Net Assets
Corporate Bonds	71.32%	Forest Products & Paper	1.22%
Diversified Financial Services	11.14%	Electrical Components & Equipment	1.13%
Investment Services	10.96%	Housewares	0.93%
Banks	10.09%	Commercial & Professional Services	0.60%
Telecommunications	4.72%	Iron/Steel	0.60%
Foods	4.56%	Multimedia	0.60%
Oil & Gas	3.24%	Miscellaneous Manufacturing	0.57%
Electric Utilities	3.21%	Household Products	0.56%
Pharmaceuticals	2.95%	Healthcare Services	0.55%
Insurance	2.85%	U.S. Govt. Agency Obligations	22.56%
Cosmetics	2.38%	Government Agencies	22.55%
Retail	2.35%	Mortgage Backed Securities	0.01%
Chemicals	2.29%	Money Market Funds	5.70%
Beverages	2.06%	Other Assets Less Liabilities	0.42%
Communications Equipment	1.76%	Total Net Assets	100.00%

Top Ten Holdings	% of Net Assets		% of Net Assets
Fifth Third Bank, 4.20% due 2/23/10	2.95%	FHLB, 5.30%, due 6/11/10	2.35%
FHLB, 5.00%, due 12/11/09	2.41%	FHLB, 5.25%, due 6/11/09	2.35%
FNMA, 4.80%, due 11/27/12	2.39%	FNMA, 3.625%, due 2/12/13	2.30%
Avon Products, Inc., 5.125%, due 1/15/11	2.38%	Hershey Foods Corp., 5.45%, due 9/1/16	2.26%
FNMA, 3.25%, due 2/10/10	2.35%	Lehman Bros. Hldgs, 5.75% due 5/17/13	2.26%

                                                                FHLB  – Federal Home Loan Bank

                                                                FNMA – Federal National Mortgage Association

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2008

		Market			Market
Shares		Value	Shares		Value
COMMON STOCKS- 93.61%
Aerospace / Defense - 4.22%			Diversified Financial Services - 2.76%
14,000	General Dynamics Corp.	$ 1,290,100	40,000	American Express Co.	$ 1,854,000
15,000	L-3 Communications		9,000	Goldman Sachs Group, Inc.	1,587,690
	Holdings, Inc.	1,610,850			3,441,690
12,000	Lockheed Martin Corp.	1,313,280	Electric Products - 1.03%
17,000	Rockwell Collins, Inc.	1,043,290	22,000	Emerson Electric Co.	1,279,960
		5,257,520
Apparel - 0.75%			Electric Utilities - 4.06%
13,600	Nike, Inc. - Cl. B	929,832	20,000	Constellation Energy Corp.	1,724,600
			16,000	Dominion Resources, Inc.	740,800
Banks - 3.72%			22,000	Exelon Corp.	1,936,000
34,000	Bank of America	1,156,340	18,000	Southern Co.	651,600
52,830	Bank of New York Mellon Corp.	2,352,520			5,053,000
47,000	Wachovia Corp.	1,118,600	Entertainment - 0.77%
		4,627,460	27,000	International Game Technology	962,820
Beverages - 1.74%
31,800	Pepsico, Inc.	2,171,940	Food - 3.32%
			26,300	General Mills, Inc.	1,662,160
Chemicals - 0.81%			11,000	Heinz Co.	549,010
22,500	Ecolab, Inc.	1,008,675	37,000	Kellogg Co.	1,916,970
					4,128,140
Computer/Network Products - 7.02%			Industrial Gases - 2.71%
15,000	Apple Computer, Inc.*	2,831,250	14,500	Air Products & Chemicals, Inc.	1,477,840
86,000	Cisco Systems, Inc.*	2,297,920	20,000	Praxair, Inc.	1,901,200
30,000	Hewlett Packard, Co.	1,411,800			3,379,040
17,000	International Business		Insurance - 1.69%
	Machines Corp.	2,200,310	47,000	Genworth Financial, Inc. - Cl. A	1,038,700
		8,741,280	15,000	Hartford Financial Services
Conglomerates - 7.27%				Group, Inc.	1,066,050
10,000	Danaher Corp.	781,800			2,104,750
60,000	General Electric Co.	1,843,200	Investment Services - 4.14%
28,000	Illinois Tool Works, Inc.	1,503,600	13,000	Franklin Resources, Inc.	1,315,860
20,000	ITT Industries, Inc.	1,320,000	21,500	Merrill Lynch & Co., Inc.	944,280
25,000	Parker Hannifin Corp.	2,116,750	50,000	T. Rowe Price Group, Inc.	2,896,000
21,000	United Technologies Corp.	1,491,840			5,156,140
		9,057,190	Medical - Drugs - 5.14%
Consumer Products - 2.38%			40,000	Abbott Laboratories	2,254,000
22,000	Colgate-Palmolive Co.	1,635,920	33,000	Johnson & Johnson	2,202,420
20,000	Procter & Gamble Co.	1,321,000	40,000	Medco Health Solutions, Inc.*	1,938,000
		2,956,920			6,394,420

The accompanying notes are an integral part of these financial statements

	THE NORTH COUNTRY FUNDS
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2008

		Market			Market
Shares		Value	Shares		Value
Medical Equipment & Supplies - 5.78%			Software & Programming - 4.11%
39,000	Baxter International, Inc.	$ 2,382,900	38,000	Adobe Systems, Inc.*	$ 1,674,280
28,000	Medtronic, Inc.	1,418,760	61,000	Microsoft Corp.	1,727,520
39,000	St. Jude Medical, Inc.*	1,589,250	75,000	Oracle Corp.*	1,713,000
28,000	Stryker Corp.	1,807,400			5,114,800
		7,198,310	Telecommunications - 6.52%
Motorcycles - 0.53%			64,000	AT&T, Inc.	2,553,600
15,800	Harley-Davidson, Inc.	656,806	108,000	Corning, Inc.	2,952,720
			36,000	Neustar, Inc. - Cl.A*	842,040
Multimedia - 0.95%			46,000	Verizon Communications, Inc.	1,769,620
35,000	Walt Disney Co.	1,176,000			8,117,980
			Transportation - 1.36%
Oil & Gas Producers - 4.41%			15,000	Burlington Northern
13,000	ChevronTexaco Corp.	1,288,950		Santa Fe Corp.	1,695,750
14,000	ConocoPhillips	1,303,400	TOTAL COMMON STOCKS
19,500	Exxon Mobil Corp.	1,730,820	(Cost $94,015,022)		116,555,914
23,000	Valero Energy Corp.	1,169,320
		5,492,490	MONEY MARKET FUNDS - 6.25%
Oil & Gas Services - 9.83%			7,780,194	BlackRock Liquidity
26,000	Baker Hughes, Inc.	2,304,120		Temp Fund, 2.70% (a)	7,780,194
40,000	Cameron International Corp.*	2,129,200
37,000	National Oilwell Varco, Inc.*	3,082,841
36,000	Noble Corp.	2,273,040	TOTAL MONEY MARKET FUNDS
16,319	Transocean, Inc.*	2,450,950	(Cost $7,780,194)		7,780,194
		12,240,151
Retail - 5.55%			TOTAL INVESTMENTS
28,000	Costco Wholesale Corp.	1,996,960	(Cost $101,795,216)	99.86%	124,336,108
28,000	Lowe's Companies, Inc.	672,000	Other assets
30,000	McDonald's Corp.	1,779,600	less liabilities	0.14%	170,506
30,000	Staples, Inc.	703,500
18,500	Target Corp.	987,160	TOTAL NET ASSETS	100.00%	$124,506,614
21,500	Walgreen Co.	774,430
		6,913,650	* Non-income producing security
Semiconductors - 1.04%			(a) Variable rate yield; the coupon rate shown represents
40,000	Texas Instruments, Inc.	1,299,200	the rate at May 31, 2008.

The accompanying notes are an integral part of these financial statements

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2008

Principal		Market	Principal		Market
Amount		Value	Amount		Value
CORPORATE BONDS - 71.32%			Communications Equipment - 1.76%
Banks - 10.09%			$ 1,500,000	Cisco Systems, Inc.,
$1,100,000	American Express Centurion			5.50%, due 2/22/16	$ 1,496,968
	5.95%, due 6/12/17	$ 1,079,550
	Bank of America Corp.,		Cosmetics - 2.38%
1,000,000	5.75%, due 8/15/16	985,096	2,000,000	Avon Products, Inc.,
1,000,000	4.90%, due 5/1/13	989,823		5.125%, due 1/15/11	2,032,766
800,000	Chase Manhattan Corp.,
	6.00%, due 2/15/09	810,197	Diversified Financial Services - 11.14%
	Citigroup, Inc.,		500,000	American General Finance,
1,000,000	5.125%, due 2/14/11	1,007,465		4.00%, due 3/15/11	486,451
1,000,000	5.00%, due 9/15/14	945,044	500,000	Caterpillar Financial Services.,
2,500,000	Fifth Third Bank,			4.25%, due 2/8/13	459,075
	4.20%, due 2/23/10	2,511,845		CIT Group, Inc.,
	J.P. Morgan Chase & Co.,		1,000,000	5.20%, due 11/3/10	1,007,436
275,000	6.50%, due 1/15/09	279,208	500,000	5.40%, due 1/30/16	395,953
		8,608,228		General Electric Capital
Beverages - 2.06%				Corp.,
1,000,000	Anheuser-Busch Cos. Inc.,		1,000,000	4.25%, due 6/15/12	989,402
	5.60%, due 3/1/17	997,439	1,000,000	5.375%, due 10/20/16	994,828
500,000	Brown-Forman Corp.- Cl. B,		1,200,000	Household Finance Corp.,
	5.20%, due 4/1/12	504,533		6.375%, due 10/15/11	1,243,519
250,000	Pepsico, Inc.,		1,000,000	International Lease Finance
	5.70%, due 11/1/08	252,539		Corp.,
		1,754,511		5.45%, due 3/24/11	995,019
Chemicals - 2.29%				Morgan Stanley,
1,000,000	Monsato Co.,		2,000,000	4.75%, due 4/1/14	1,882,317
	5.125%, due 4/15/18	962,219	1,000,000	6.60%, due 4/1/12	1,049,158
	Praxair, Inc.,				9,503,158
500,000	5.25%, due 11/15/14	495,246	Electrical Components & Equipment - 1.13%
500,000	5.375%, due 11/1/16	491,552	1,000,000	Emerson Electric Co.,
		1,949,017		5.125%, due 12/1/16	965,828
Commercial & Professional Services - 0.60%
500,000	Dun & Bradstreet Corp.,
	5.50%, due 3/15/11	510,011

The accompanying notes are an integral part of these financial statements

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2008

Principal		Market	Principal		Market
Amount		Value	Amount		Value
Electric Utilities - 3.21%			Insurance - 2.85%
$1,000,000	Alabama Power Co.,			American International
	5.20%, due 1/15/16	$ 978,770		Group, Inc.,
500,000	Dominion Resources, Inc.,		$ 1,000,000	5.60%, due 10/18/16	$ 941,666
	5.15%, due 7/15/15	482,086	500,000	5.05%, due 10/1/15	481,121
500,000	DTE Energy Co.,		1,000,000	Genworth Financial
	6.65%, due 4/15/09	507,867		Inc. - Cl. A,
500,000	Southern Power Co.,			5.65%, due 6/15/12	1,007,835
	4.875%, due 7/15/15	473,996			2,430,622
300,000	Virginia Electric & Power,		Investment Services - 10.96%
	4.50%, due 12/15/10	298,806		Bear Stearns Co., Inc.,
		2,741,525	300,000	3.90%, due 11/15/08	299,064
Foods - 4.56%			300,000	4.50%, due 10/28/10	295,390
1,950,000	Hershey Foods Corp.,		1,000,000	5.70%, due 11/15/14	979,240
	5.45%, due 9/1/16	1,928,028	500,000	5.55%, due 1/22/17	474,260
500,000	Kellogg Co.			Goldman Sachs Group, Inc.,
	4.25%, due 3/6/13	470,913	300,000	6.65%, due 5/15/09	307,665
	Kraft Foods, Inc.,		1,000,000	6.60%, due 1/15/12	1,048,558
500,000	6.25%, due 6/1/12	513,594	1,000,000	5.125%, due 1/15/15	968,011
1,000,000	5.25%, due 10/1/13	976,846	250,000	5.625%, due 1/15/17	233,031
		3,889,381		Lehman Brothers Holdings, Inc.,
Forest Products & Paper - 1.22%			2,000,000	5.75%, due 5/17/13	1,923,426
1,000,000	International Paper Co.,		500,000	5.75%, due 1/3/17	470,500
	6.75%, due 9/1/11	1,044,324		Merrill Lynch & Co., Inc.,
			166,000	6.25%, due 10/15/08	167,323
Healthcare Services - 0.55%			300,000	6.00%, due 2/17/09	303,192
500,000	UnitedHealth Group, Inc.,		2,000,000	5.00%, due 1/15/15	1,877,242
	5.00%, due 8/15/14	467,810			9,346,902
			Iron/Steel - 0.60%
Household Products - 0.56%			500,000	Nucor Corp.
500,000	Fortune Brands, Inc.,			5.85%, due 6/1/18	509,831
	5.375%, due 1/15/16	476,974
			Miscellaneous Manufacturing - 0.57%
Housewares - 0.93%			500,000	Honeywell International, Inc.,
800,000	Newell Rubbermaid, Inc.,			4.25%, due 3/1/13	481,451
	5.50%, due 4/15/13	794,014

The accompanying notes are an integral part of these financial statements

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2008

Principal		Market	Principal		Market
Amount		Value	Amount		Value
Multimedia - 0.60%			Telecommunications (Continued) - 4.72%
$ 500,000	Walt Disney Co.,		$ 500,000	Verizon Global,
	5.625%, due 9/15/16	$ 510,161		4.375%, due 6/1/13	$ 480,379
Oil & Gas - 3.24%			1,000,000	Verizon NJ, Inc.,
500,000	Anadarko Finance Co.,			5.875%, due 1/17/12	1,031,528
	6.75%, due 5/1/11	522,240			4,022,910
500,000	Anadarko Petroleum Corp.,		TOTAL CORPORATE BONDS
	5.95%, due 9/15/16	491,604	(Cost $60,796,953)		60,818,434
500,000	Apache Corp.,
	5.25%, due 4/15/13	497,949	U.S. GOVERNMENT & AGENCY
300,000	BJ Services Co.,		OBLIGATIONS - 22.56%
	5.75%, due 6/1/11	305,822	Government Agencies - 22.55%
1,000,000	Sunoco, Inc.,			Federal Home Loan Bank,
	5.75%, due 1/15/17	944,743	2,000,000	5.125%, due 6/11/09	2,001,416
		2,762,358	2,000,000	5.00%, due 12/11/09	2,058,610
Pharmaceuticals - 2.95%			2,000,000	5.30%, due 6/11/10	2,001,442
500,000	Abbott Laboratories,		500,000	5.125%, due 9/29/10	519,658
	5.15%, due 11/30/12	506,817	1,000,000	2.625%, due 3/11/11	976,063
1,000,000	GlaxoSmithKline Capital, Inc.,		1,000,000	5.65%, due 6/29/12	1,045,391
	5.65%, due 5/15/18	1,004,301	1,000,000	4.82%, due 11/13/12	1,019,877
1,000,000	Wyeth,		1,000,000	5.25%, due 9/13/13	1,049,987
	5.50%, 2/1/14	1,001,718	500,000	5.25%, due 9/12/14	524,436
		2,512,836	1,000,000	5.375%, due 10/24/14	1,010,656
Retail - 2.35%			1,000,000	Federal Home Loan
1,000,000	Home Depot, Inc.,			Mortgage Corp.,
	5.40%, due 3/1/16	955,377		4.625%, due 10/15/12	1,024,179
1,000,000	Target Corp.,			Federal National Mortgage
	6.35%, due 1/15/11	1,051,471		Association,
		2,006,848	2,000,000	3.25%, due 2/10/10	2,005,040
Telecommunications - 4.72%			2,000,000	4.80%, due 11/27/12	2,039,290
1,000,000	AT&T, Inc. Global Bond,		2,000,000	3.625%, due 2/12/13	1,960,520
	5.30%, due 11/15/10	1,016,635			19,236,565
	Bellsouth Corp.,		Mortgage Backed Securities - 0.01%
500,000	4.20%, due 9/15/09	500,435	421	Federal National Mortgage Assoc.,
500,000	5.20%, due 9/15/14	490,933		Pool # 457197,
500,000	GTE Northwest, Inc.,			6.50%, due 11/1/08	425
	5.55%, due 10/15/08	503,000	474	Federal Home Loan Bank
				Pool # G10857,
				6.50%, due 11/1/08	488
					913

The accompanying notes are an integral part of these financial statements

	THE NORTH COUNTRY FUNDS
INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2008

Principal		Market			Market
Amount		Value			Value
TOTAL U.S. GOVERNMENT &			TOTAL INVESTMENTS
AGENCY OBLIGATIONS			(Cost $85,838,930)	99.58%	$ 84,920,000
(Cost $20,177,889)		$ 19,237,478	Other assets
			less liabilities	0.42%	362,265
MONEY MARKET FUNDS - 5.70%
4,864,088	BlackRock Liquidity		TOTAL NET ASSETS	100.00%	$ 85,282,265
	Temp Fund, 2.70% (a)	4,864,088

TOTAL MONEY MARKET FUNDS			(a) Variable rate yield; the coupon rate shown represents
(Cost $4,864,088)		4,864,088	the rate at May 31, 2008.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2008

	Equity	Intermediate
	Growth Fund	Bond Fund
ASSETS:
Investments in securities, at value (Cost $101,795,216 and
$85,838,930, respectively)	$124,336,108	$ 84,920,000
Receivable for fund shares sold	112,795	65,792
Dividends and interest receivable	183,089	1,073,908
Prepaid expenses and other assets	13,692	16,007
Total Assets	124,645,684	86,075,707

LIABILITIES:
Securities payable	-	497,575
Dividends payable	-	231,819
Redemptions payable	35,539	7,873
Accrued advisory fees	76,037	35,029
Accrued administration fees	13,102	10,066
Accrued transfer agency fees	3,468	2,279
Other accrued expenses	10,924	8,801
Total Liabilities	139,070	793,442
Net Assets	$124,506,614	$ 85,282,265

NET ASSETS CONSIST OF:
Paid in capital	$105,391,276	$ 87,100,003
Accumulated undistributed net investment income	401,960	715
Accumulated net realized loss from
investment transactions	(3,827,514)	(899,523)
Net unrealized appreciation (depreciation) on investments	22,540,892	(918,930)
Net Assets	$124,506,614	$ 85,282,265

Shares outstanding (unlimited number of shares authorized;	10,406,967	8,483,192
no par value)

Net asset value and redemption price per share	$ 11.96	$ 10.05

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2008

	Equity	Intermediate
	Growth Fund	Bond Fund

INVESTMENT INCOME:
Interest	$ 128,209	$ 2,043,485
Dividends	970,563	-
Total investment income	1,098,772	2,043,485

EXPENSES:
Investment advisory fees	447,270	206,534
Administration fees	82,757	66,328
Transfer agency fees	16,897	12,423
Legal fees	16,418	12,701
Printing expense	13,448	8,725
Custody fees	13,418	10,434
Audit fees	6,714	6,714
Chief Compliance Officer fees	6,341	3,729
Registration & filing fees	4,725	4,725
Trustees' fees	4,226	2,586
Insurance expense	2,983	1,988
Miscellaneous expenses	1,243	1,243
Total expenses	616,440	338,130

Net investment income	482,332	1,705,355

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS :
Net realized gain (loss) from investment
transactions	(3,805,910)	13,881
Net change in unrealized depreciation
of investments for the year	(1,551,173)	(1,003,443)
Net realized and unrealized loss
on investments	(5,357,083)	(989,562)
Net increase (decrease) in net assets resulting
from operations	$ (4,874,751)	$ 715,793

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
	May 31, 2008	November 30, 2007
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income	$ 482,332	$ 918,516
Net realized gain (loss) from investment transactions	(3,805,910)	4,212,752
Net change in unrealized appreciation (depreciation) for the period	(1,551,173)	6,345,852
Net increase (decrease) in net assets resulting from operations	(4,874,751)	11,477,120

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.10 and $0.00
per share, respectively)	(998,888)	-

CAPITAL SHARE TRANSACTIONS	646,961	11,743,382

Net increase (decrease) in net assets	(5,226,678)	23,220,502

NET ASSETS:
Beginning of period	129,733,292	106,512,790

End of period (including undistributed net investment income
of $401,960 and $918,516, respectively)	$124,506,614	$129,733,292

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months	For the year
	ended	ended
	May 31, 2008	November 30, 2007
	(Unaudited)
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$ 1,705,355	$ 3,289,948
Net realized gain (loss) from investment transactions	13,881	(119,654)
Net change in unrealized appreciation (depreciation) for the period	(1,003,443)	169,166
Net increase in net assets resulting from operations	715,793	3,339,460

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ($0.21 and $0.44
per share, respectively)	(1,704,941)	(3,289,647)

CAPITAL SHARE TRANSACTIONS	4,301,630	11,706,050

Net increase in net assets	3,312,482	11,755,863

NET ASSETS:
Beginning of period	81,969,783	70,213,920

End of period (including undistributed net investment income
of $715 and $301, respectively)	$ 85,282,265	$ 81,969,783

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

EQUITY GROWTH FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the six months
	ended	For the year ended November 30,
	May 31, 2008	2007		2006		2005		2004		2003
	(Unaudited)
Net asset value, beginning of period	$ 12.58	$ 11.39		$ 10.32		$ 9.67		$ 8.79		$ 7.55

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (1)	0.05	0.09		0.06		0.03		0.02		0.00	+
Net realized and unrealized gains (losses)
on investments	(0.57)	1.10		1.11		0.64		0.86		1.24
Total from investment operations	(0.52)	1.19		1.17		0.67		0.88		1.24

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.10)	0.00		(0.10)		(0.02)		0.00	+	0.00
Distribution from net realized gains
from security transactions	0.00	0.00		0.00		0.00		0.00		0.00
Total distributions	(0.10)	0.00		(0.10)		(0.02)		0.00		0.00

Net asset value, end of period	$ 11.96	$ 12.58		$ 11.39		$ 10.32		$ 9.67		$ 8.79

Total return (2)	(4.18)%	10.45%		11.37%		6.97%		10.02%		16.42%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 124,507	$ 129,733		$ 106,513		$ 95,582		$ 84,655		$ 70,305
Ratios to average net assets:
Expenses, before reimbursement/recapture	1.03%	1.03%		1.08%		1.09%		1.08%		1.13%
Expenses, net of reimbursement/recapture	1.03%	1.06%	(3)	1.10%	(3)	1.10%	(3)	1.10%	(3)	1.10%
Net investment income,
before reimbursement/recapture	0.81%	0.79%		0.62%		0.36%		0.26%		(0.02)%
Net investment income,
net of reimbursement/recapture	0.81%	0.77%	(3)	0.59%	(3)	0.35%	(3)	0.24%	(3)	(0.01)%
Portfolio turnover rate	8.06%	27.44%		36.59%		43.24%		37.15%		31.53%
__________________
(1) Net investment income per share is based on average shares outstanding during the period.
(2) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(3) Such percentage reflects recapture of prior period expense reimbursement by adviser.
+ Less than $.01 per share.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

INTERMEDIATE BOND FUND
FINANCIAL HIGHLIGHTS

(For a fund share outstanding throughout each period)

	For the six months
	ended	For the year ended November 30,
	May 31, 2008	2007	2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$ 10.17	$ 10.18	$ 10.16	$ 10.43	$ 10.70	$ 10.54

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (1)	0.21	0.44	0.42	0.34	0.34	0.38
Net realized and unrealized gains (losses)
on investments	(0.12)	(0.01)	0.01	(0.25)	(0.17)	0.16
Total from investment operations	0.09	0.43	0.43	0.09	0.17	0.54

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.21)	(0.44)	(0.41)	(0.34)	(0.34)	(0.38)
Distribution from net realized gains
from security transactions	0.00	0.00	0.00	(0.02)	(0.10)	0.00
Total distributions	(0.21)	(0.44)	(0.41)	(0.36)	(0.44)	(0.38)

Net asset value, end of period	$ 10.05	$ 10.17	$ 10.18	$ 10.16	$ 10.43	$ 10.70

Total return (2)	0.86%	4.34%	4.38%	0.86%	1.48%	5.11%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 85,282	$ 81,970	$ 70,214	$ 58,497	$ 60,904	$ 37,946
Ratios to average net assets:
Expenses	0.82%	0.83%	0.89%	0.88%	0.89%	1.04%
Net investment income	4.12%	4.38%	4.14%	3.33%	3.21%	3.50%
Portfolio turnover rate	19.23%	30.85%	53.99%	30.75%	35.52%	21.62%

__________________
(1) Net investment income per share is based on average shares outstanding during the period.
(2) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

The accompanying notes are an integral part of these financial statements

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS
May 31, 2008 (Unaudited)

NOTE 1. ORGANIZATION

The North Country Funds (the “Trust”) was organized as a Massachusetts business trust on June 1, 2000, and registered under the Investment Company Act of 1940 as an open-end, diversified, management investment company on September 11, 2000.  The Trust currently offers two series: the North Country Equity Growth Fund (the “Growth Fund”) and the North Country Intermediate Bond Fund (the “Bond Fund”, collectively the “Funds).  The Growth Fund’s principal investment objective is to provide investors with long-term capital appreciation while the Bond Fund seeks to provide investors with current income and total return with minimum fluctuations of principal value.  Both Funds commenced operations on March 1, 2001.

The Bond Fund and the Growth Fund were initially organized on March 26, 1984 under New York law as Collective Investment Trusts sponsored by Glens Falls National Bank & Trust Company.  Prior to their conversion to regulated investment companies (mutual funds) investor participation was limited to qualified employee benefit plans.

 NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.  The preparation of financial statements in conformity with these generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from these estimates.

Security Valuation- Securities which are traded on a national securities exchange are valued at the last quoted sale price.  NASDAQ traded securities are valued using the NASDAQ official closing price (NOCP).  Investments for which no sales are reported are valued at its last bid price.  Any securities or other assets for which market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at fair value as determined by the Trust's Fair Value Committee (the "Committee") in accordance with the Trust's "Portfolio Securities Valuation Procedures (the "Procedures").  Pursuant to the Procedures, the Committee will consider, among others, the following factors to determine a security's fair value: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of the security.  There were no securities or other assets valued at fair value by the Trust as of May 31, 2008.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by an independent pricing service which uses prices based upon yields or prices of comparable securities, indications as to values from dealers, and general market conditions, when the adviser believes such prices accurately reflect the fair market value of the security.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific country or region.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2008 (Unaudited)

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined represents fair value.

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each fund's investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund's investments carried at fair value.

North Country Equity Growth Fund:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	116,555,914	-
Level 2– Other Significant Observable Inputs	7,780,194	-
Level 3– Significant Unobservable Inputs	-	-
Total	124,336,108	-

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2008 (Unaudited)

North Country Intermediate Bond Fund:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
Level 1– Quoted Prices	-	-
Level 2– Other Significant Observable Inputs	84,920,000	-
Level 3– Significant Unobservable Inputs	-	-
Total	84,920,000	-

*Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Federal Income Taxes- The Trust intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any realized capital gain.  Therefore, no federal income tax provision is required.

Effective May 31, 2008, the Trust adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Management reviewed the tax positions in open tax years 2004 through 2007 and determined that the implementation of FIN 48 had no impact on the Funds’ net assets or results of operations.  As of and during the period ended May 31, 2008, the Funds did not have a liability for unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations.  During the period, the Funds did not incur any interest or penalties.

Dividends and Distributions- The Bond Fund pays dividends from net investment income on a monthly basis. The Growth Fund will pay dividends from net investment income, if any, on an annual basis. Both Funds will declare and pay distributions from net realized capital gains, if any, at least annually.  Income and capital gain distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Security Transactions- Securities transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Realized gains and losses on sales of securities are calculated on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discount and premium on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the fund’s understanding of the applicable country’s tax rules and rates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2008 (Unaudited)

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the “Advisory Agreement”) with North Country Investment Advisers, Inc. (the “Adviser”). Pursuant to the Advisory Agreement, the Adviser is responsible for formulating the Trust’s investment programs, making day-to-day investment decisions and engaging in portfolio transactions, subject to the authority of the Board of Trustees.  Under the terms of the agreement, each Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.75% and 0.50% of the average daily net assets of the Equity Fund and Bond Fund, respectively.  For the six months ended May 31, 2008, the Adviser received advisory fees of $447,270 from the Equity Fund and $206,534 from the Bond Fund.

The Adviser has voluntarily agreed to waive its advisory fee or, if necessary, to reimburse the Funds if and to the extent that the total annual operating expense ratio (excluding brokerage commissions, taxes, and extraordinary expenses) exceeds 1.10% of the average daily net assets, through November 30, 2008.  For the six months ended May 31, 2008, there were no fee waivers or expense reimbursements paid by the Adviser to the Funds.

Under the terms of the Advisory Agreement, fees waived or expenses reimbursed by the Adviser are subject to reimbursement by the Fund up to five years from the date that the fee or expense was waived or reimbursed. However, no reimbursement payment will be made by the Fund if it would result in the Fund exceeding the voluntary expense limitation described above.  As of May 31, 2008, there were no fee waivers subject to recapture by the Adviser.

Gemini Fund Services, LLC (“GFS” or the “Administrator”) serves as administrator providing administration and accounting services to the Funds pursuant to an Administration and Accounting Agreement.  Under the terms of such agreement, GFS is paid a monthly fee from each Fund that is based on a percentage of average daily net assets, subject to certain minimums, as follows: 0.15% on the first $75 million; 0.10% on the next $75 million; 0.07% in excess of $150 million.  Each Fund also reimburses GFS for any out-of-pocket expenses. GFS also serves as transfer and dividend-disbursing agent to the Funds. For its services as transfer and dividend-disbursing agent, GFS receives a monthly fee, subject to certain minimums, based on an annual per account rate of $10 from the Growth Fund and $13 from the Bond Fund for open accounts and $2 for closed accounts, plus transactional charges.  Each Fund also reimburses GFS for any out-of-pocket expenses.  Total expenses incurred by each Fund for such services provided by GFS are disclosed in the Statement of Operations.

GFS receives $200 per month from SI Trust Servicing (“SI”), the custody administrator to the Funds, for processing the expenses for the Trust.  GFS performs this service at the request of SI for the benefit of the Trust.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2008 (Unaudited)

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-

page conversion fee and a flat filing fee.  For the six months ended May 31, 2008, GemCom received $4,000 for providing such services.

Pursuant to a service agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, including related administrative support.  Under the terms of such agreement, NLCS is paid an annual fee of $18,900 from the Trust, payable quarterly, and is reimbursed for out-of-pocket expenses.

Certain officers and/or trustees of the Adviser and Administrator are also officers/trustees of the Trust.

NOTE 4. FUND SHARE TRANSACTIONS

At May 31, 2008, there were an unlimited number of shares authorized with no par value.  Paid in capital for the Equity Fund and Bond Fund amounted to $105,391,276 and $87,100,003, respectively.

Transactions in capital shares were as follows:

Equity Growth Fund:
	For the six months		For the year
	ended		ended
	May 31, 2008		November 30, 2007
	Shares	Amount	Shares	Amount
	(Unaudited)
Shares sold	764,973	$ 8,652,301	1,937,071	$ 23,601,692
Shares issued for reinvestment
of dividends	21,559	269,710	-	-
Shares redeemed	(694,018)	(8,275,050)	(972,704)	(11,858,310)
Net increase	92,514	$ 646,961	964,367	$ 11,743,382

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2008 (Unaudited)

Intermediate Bond Fund:
	For the six months		For the year
	ended		ended
	May 31, 2008		November 30, 2007
	Shares	Amount	Shares	Amount
	(Unaudited)
Shares sold	844,027	$ 8,627,923	1,882,283	$ 18,997,492
Shares issued for reinvestment
of dividends	25,171	257,317	49,366	497,677
Shares redeemed	(446,783)	(4,583,610)	(770,126)	(7,789,119)
Net increase	422,415	$ 4,301,630	1,161,523	$ 11,706,050

NOTE 5. INVESTMENTS

Investment transactions, excluding short-term securities, for the six months ended May 31, 2008 were as follows:

		Intermediate Bond Fund
	Equity Growth Fund	Excluding U.S. Government Securities	U.S. Government Securities
Purchases	$10,372,153	$12,573,705	$4,983,900
Sales	$ 9,184,553	$ 5,076,653	$9,989,187

At May 31, 2008, net unrealized appreciation (depreciation), for book purposes, on investment securities was as follows:

	Equity Growth Fund	Intermediate Bond Fund
Aggregate gross unrealized appreciation
for all investments for which there was an excess of value over cost	$27,091,173	$ 488,825
Aggregate gross unrealized depreciation
for all investments for which there was an excess of cost over value	(4,550,281)	(1,407,755)
Net unrealized appreciation (depreciation)	$22,540,892	$ (918,930)

The aggregate cost of securities for federal income tax purposes at May 31, 2008 is the same as for book purposes for both Funds.

THE NORTH COUNTRY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)
May 31, 2008 (Unaudited)

NOTE 6. TAX INFORMATION

The tax character of distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007, were as follows:

Equity Growth Fund:	For the six months ended May 31, 2008	For the year ended Nov. 30, 2007
Ordinary income	$ 998,888	$ −
Long-term capital gains	−	−
Total	$ 998,888	$ −

Intermediate Bond Fund:
Ordinary income	$1,704,941	$3,289,647
Long-term capital gains	−	−
Total	$1,704,941	$3,289,647

As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Long Term Gains (Losses)	Unrealized Appreciation (Depreciation)
Equity Growth Fund	$ 918,516	$ (21,604)	$ 24,092,065
Intermediate Bond Fund	301	(913,404)	84,513

As of November 30, 2007, the Funds had available, for federal income tax purposes, the following unused capital loss carryforwards available to offset future capital gains expiring on November 30 of the years below:

	2011	2012	2013	2014	Total
Equity Growth Fund	$21,604	$ -	$ -	$ -	$ 21,604
Intermediate Bond Fund	-	44,054	749,696	119,654	913,404

NOTE 7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of May 31, 2008, Cam Co. held approximately 73% of the voting securities of the North Country Equity Growth Fund and approximately 85% of the North Country Intermediate Bond Fund, for the benefit of others.

THE NORTH COUNTRY FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund in The North Country Funds, you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges (CDSCs) on redemptions.

This example is based on an investment of $1,000 invested at December 1, 2007 and held until May 31, 2008.

Actual Expenses:  The “Actual” section of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The “Hypothetical” section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the “Hypothetical” example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value (12/1/07)	Ending Account Value (5/31/08)	Expense Ratio (Annualized)	Expenses Paid During the Period* (12/1/07-5/31/08)
Equity Growth Fund
Actual	$1,000.00	$ 958.24	1.03%	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	1.03%	$5.20
Intermediate Bond Fund
Actual	$1,000.00	$1,008.60	0.82%	$4.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	0.82%	$4.14

                                                                   * Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 366 days.

THE NORTH COUNTRY FUNDS

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting (the “Meeting”) of the Board of Trustees (the “Board”) held on January 22, 2008, a majority of the Board, including a majority of trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (hereafter, the “Independent Trustees”), approved the continuance of the investment advisory agreement (the “Agreement”) between the Adviser and the Funds.  Fund counsel discussed with the Board its fiduciary responsibility to shareholders and the importance of assessing certain specific factors in its deliberations.  Prior to the Meeting, the Adviser provided the Board with a number of written materials, including information relating to: a) the terms of the Agreement and fee arrangements with the Funds; b) the quality of the Adviser’s management and investment personnel; c) the financial condition and stability of the Adviser and its parent company; d) data comparing each Fund’s fees and operating expenses with a group of similar mutual funds as independently chosen by Lipper Analytical, Inc.; and e) past performance summaries for each Fund and their benchmark indices.  In addition, the Board engaged in in-person discussions with representatives of the Adviser.  The Board also met outside the presence of the Adviser to consider this matter and consulted with independent counsel and the Funds’ Chief Compliance Officer.

The Board, including the Independent Trustees unanimously approved continuance of the Agreement based upon its review of the written materials provided at the Meeting, the reports provided at each quarterly meeting of the Board, the Board’s discussions with key personnel of the Adviser, and the Board’s deliberations.   In so doing, the Board concluded that the Adviser provides high quality service to the Funds and has sufficient qualified personnel to manage and grow the assets of the Funds.  The Board also discussed the profits realized by the Adviser and its affiliates resulting from the relationship with the Funds and concluded that undue profitability was not a concern.  In addition, the Board considered that the Adviser has voluntarily limited the overall expense ratio of each Fund since its inception and has agreed to continue to limit expenses to 1.10% for each of the Funds, at least through the fiscal year ending November 30, 2008.  The Board compared the advisory fees to fees paid by other funds with similar investment strategies and asset size.  The Board concluded that the cost of the services provided by the Adviser is fair and within a reasonable range. In assessing the investment performance of the Funds and the Adviser, the Board concluded that the performance of the Funds is consistent with the conservative manner in which the Funds are managed.  The Board also discussed the potential for alternate advisory arrangements and found that such measure would not be practical or cost-efficient.  With respect to economies of scale, the Board determined, due to the Funds’ small size, that it was acceptable that the Funds’ contractual fee levels do not currently reflect economies of scale. The Board further noted (1) current voluntary limits on total expenses, which the Adviser had extended at least through the 2008 fiscal year and (2) the Adviser’s willingness to consider adjustments in advisory fees when each Fund’s total assets approach $500 million.  Based on the foregoing and given the Adviser’s past performance managing the Funds and the competitive nature of the fees and expenses to be paid by the Funds for investment advisory services, the Board concluded that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and, therefore, approval of the Agreement was in the best interests of the Funds’ shareholders.

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30, 2007, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-888-350-2990 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-350-2990.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

The North Country Funds

By             /s/ Andrew Rogers

     Andrew Rogers, President

Date

8/8/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By             /s/ Andrew Rogers

     Andrew Rogers, President

Date

8/8/08

By            /s/ James Colantino

    James Colantino, Treasurer

Date

8/8/08